Basis of Presentation	12 Months Ended
Dec. 28, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

Organization

On June 7, 2013, H. J. Heinz Company was acquired by H.J. Heinz Holding Corporation (formerly known as Hawk Acquisition Holding Corporation) (“Parent”), a Delaware corporation controlled by Berkshire Hathaway Inc. (“Berkshire Hathaway”) and 3G Special Situations Fund III, L.P. (“3G Capital,” and together with Berkshire Hathaway, the “Sponsors”), pursuant to the Agreement and Plan of Merger, dated February 13, 2013 (the “2013 Merger Agreement”), as amended by the Amendment to Agreement and Plan of Merger, dated March 4, 2013 (the “Amendment”), by and among H. J. Heinz Company, Parent and Hawk Acquisition Sub, Inc., a Pennsylvania corporation and an indirect wholly owned subsidiary of Parent (“Merger Subsidiary”), in a transaction hereinafter referred to as the “2013 Merger.” As a result of the 2013 Merger, Merger Subsidiary merged with and into H. J. Heinz Company, with H. J. Heinz Company surviving as a wholly owned subsidiary of H. J. Heinz Corporation II (formerly Hawk Acquisition Intermediate Corporation II) ("Holdings"), which in turn is an indirect wholly owned subsidiary of Parent. Each of the Sponsors own 425 million shares of common stock in Parent. In addition, Berkshire Hathaway has an $8.0 billion preferred stock investment in Parent which entitles it to a 9.0% annual dividend, and warrants to purchase approximately 46 million additional shares of common stock in Parent. See Note 4 "2013 Merger and Acquisition" for further information on the 2013 Merger.

Unless the context otherwise requires, the terms "we," "us," "our" and "Heinz" refer, collectively, to Parent, H. J. Heinz Company, and their subsidiaries.

Parent's wholly-owned subsidiary, Holdings, filed a Registration Statement on Form S-4 ("Registration Statement") for an exchange offer for the outstanding 4.25% Second Lien Senior Secured Notes due 2020, in the aggregate principal amount of $3.1 billion ("Exchange Notes"), which became effective May 7, 2014. The Exchange Notes are guaranteed fully and unconditionally, and jointly and severally, on a senior secured basis, subject to certain customary release provisions by Holdings and most of H. J. Heinz Company's domestic subsidiaries, which guarantee our obligations under the Senior Credit Facilities (see Note 11). As a result of the Registration Statement becoming effective on May 7, 2014, Holdings became the registrant within which H. J. Heinz Company is consolidated. Holdings has no operations and its Balance Sheet is comprised solely of its investment in H. J. Heinz Company and share capital owned by its parent, Hawk Acquisition Intermediate Corporation I, which in turn is a wholly owned subsidiary of Parent.
Basis of Presentation

The 2013 Merger was accounted for as a business combination using the acquisition method of accounting in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification 805, Business Combinations ("ASC 805"). The Sponsors' cost of acquiring H. J. Heinz Company has established a new accounting basis for Heinz. Accordingly, the consolidated financial statements are presented for two periods, Predecessor and Successor, which relate to the accounting periods preceding and succeeding the completion of the 2013 Merger. The Predecessor and Successor periods have been separated by a vertical line on the face of the consolidated financial statements to highlight the fact that the financial information for such periods has been prepared under two different historical-cost bases of accounting.

Periods Presented

Successor - The consolidated financial statements as of December 28, 2014, December 29, 2013, and for the year ended December 28, 2014 and for the period from February 8, 2013 through December 29, 2013. The activity in Merger Subsidiary from inception on February 8, 2013 to the date of its merger into H. J. Heinz Company on June 7, 2013 , which are included in the Successor period from February 8, 2013 to December 29, 2013, related primarily to the issuance of the Exchange Notes and recognition of associated issuance costs and interest expense. The cash from the Exchange Notes was invested in a money market account until the completion of the 2013 Merger on June 7, 2013. See Note 11 for further details. Parent had no activity prior to consummation, however the following represents the condensed financial information for Merger Subsidiary for the period February 8, 2013 to April 28, 2013 and as at April 28, 2013:

Hawk Acquisition Sub, Inc. (Successor)

Condensed Statement of Operations
For the Period from February 8, 2013 through April 28, 2013

February 8 - April 28, 2013
(In millions)
2013 Merger related costs	$20
Operating loss	(20)
Unrealized loss on derivative instrument	(65)
Interest Expense, net	(11)
Loss from continuing operations before income tax	(96)
Benefit from income taxes	38
Net loss	$(58)

Hawk Acquisition Sub, Inc. (Successor)

Condensed Balance Sheet
As of April 28, 2013

April 28, 2013
(In millions)
Cash	$3,012
Other assets	125
Total assets	$3,137

Notes payable	$3,100
Other liabilities	95
Total liabilities	3,195
Shareholder's deficit	(58)
Total liabilities and shareholder's deficit	$3,137

Predecessor - the consolidated financial statements of H. J. Heinz Company prior to the 2013 Merger on June 7, 2013.

Transition period - the combination of the Successor and the Predecessor period from April 29, 2013 to December 29, 2013.

Fiscal 2013 - the H. J. Heinz Company fiscal year from April 30, 2012 to April 28, 2013.

Fiscal 2012 - the H. J. Heinz Company fiscal year from April 28, 2011 to April 29, 2012.

Change In Fiscal Year

On October 21, 2013, our board of directors approved a change in our fiscal year-end from the Sunday closest to April 30 to the Sunday closest to December 31. As a result of this change, the consolidated financial statements include presentation of the Transition period beginning on April 29, 2013 and ending on December 29, 2013.